Carbon credits (Q2)	6 Months Ended
Jan. 31, 2025
Carbon credits [Abstract]
Carbon credits
5.	Carbon credits
Between October 17, 2024 and October 28, 2024, Devv Holdings entered into multiple agreements to acquire carbon credits in return for shares of the Company once the De-SPAC Transaction was completed. On November 6, 2024, concurrent with the completion of the business combination, the Company issued 3,249,876 common shares in consideration for these agreements. The fair value of the shares issued was $1,982,424.
Stop-loss provision
All of the agreements contain adjustment clauses whereby if the Company’s share price falls below the respective purchase prices outlined in the agreements, in the next 12 to 18 months, the Company is obligated to issue additional shares to cover the shortfall. The Company has assessed that the potential liability associated with the stop-loss provision for carbon credits received as of January 31, 2025 is $1,024,713.
Deposit on carbon credits
Consideration paid of $667,903 related to the future delivery of carbon credits is recorded as a deposit on carbon credits. The stop-loss provision related to these contracts has not been recognized. As there is not yet certainty to the delivery of the credits, the obligation to issue additional shares is not probable as at January 31, 2025.
Impairment of carbon credits
The Company is currently in dispute with one of the vendors for which 1,200,000 shares with a fair value of $658,800 was issued. At the date of these financial statements, the vendor has not delivered the carbon credits which are due under the contract and the Company has issued a demand letter to the vendor. Management has assessed that it is improbable that these carbon credits will be received and has recorded an impairment charge of $658,800 during the six months ended January 31, 2025. The stop-loss provision related to this contract has not been recognized. As the vendor is in breach of the contract, the obligation to issue additional shares is not probable as at January 31, 2025.
One of the agreements provides for the vendor to return the consideration shares received for cancellation in return for the carbon credits if a registration statement does not become effective within 45 days of the closing of the purchase agreement. As this deadline was not met, the vendor has triggered this clause under the agreement and is currently in negotiations with the Company to return 1,500,000 shares with a fair value of $549,000 issued under the contract in exchange for the carbon credits that were transferred to the Company. Management has assessed that it is probable that the carbon credits will be returned to the vendor and has recorded an impairment charge of $549,900 during the six months ended January 31, 2025. The stop-loss provision related to this contract has not been recognized. As the Company will likely be cancelling the shares issued under the contract, the obligation to issue additional shares is not probable as at January 31, 2025.